Related Party Transactions	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Related Party Transactions

NOTE 4– RELATED PARTY TRANSACTIONS

As of March 31, 2012 and December 31, 2011, the Company has a receivable from Pershing Gold and one of Pershing Gold’s wholly owned subsidiaries for a total amount of $689,705 and $410,322, respectively. These advances to Pershing Gold and one of Pershing Gold’s wholly owned subsidiaries were for operating expenses. These advances are short-term in nature and non-interest bearing and have been recorded as due from related parties as reflected in the accompanying combined balance sheets.